ACCOUNTING POLICIES AND GOING CONCERN (Details) $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Accounting Policies and Going Concern [Abstract]
Available liquidity	$ 804.1
Cash and cash equivalents incl. restricted cash	368.2	$ 163.5	$ 369.8
Restricted cash	2.5	$ 5.4	$ 10.0
Net interest-bearing debt	$ 715.0
Debt loan-to-value ratio	0.224